Capital Structure	6 Months Ended
Jun. 30, 2021
Capital Structure [Abstract]
Capital Structure
10.	Capital Structure:

Details of the Company’s common stock and warrants are discussed in Note 11 of the consolidated financial statements for the year ended December 31, 2020, included in the Company’s 2020 annual report on Form 20-F filed with the SEC on March 31, 2021 and are supplemented by the below new activities into the six-month period.

(a)	Common Stock

i)	NASDAQ Notification – Effect of Reverse Stock Split

On February 11, 2021, the Company received written notification from the Nasdaq Stock Market that the Company has regained compliance with Nasdaq Listing Rule 5550(a)(2) concerning the minimum bid price of the Company’s common stock.

ii)	Equity Offerings

On February 19, 2021, the Company sold 44,150,000 common shares under a registered direct offering at a price of $1.70 per common share, in exchange for gross proceeds of $75,055, or net proceeds of approximately $69,971.

(b)	Warrants

On December 31, 2020, the Company agreed to issue to Jelco (i) 7,986,913 warrants to purchase one common share at an exercise price of $0.70 and (ii) 955,730 pre-funded warrants with an exercise price of $0.0001 in lieu of such common shares as part of the December 2020 Jelco restructuring. The 7,986,913 warrants were issued on January 8, 2021 and expire in January 2026. On March 24, 2021, the Company issued 955,730 common shares to Jelco, following Jelco’s exercise of its pre-funded warrants. On April 26, 2021, Jelco exercised its option to purchase 4,285,714 additional Units (with each unit consisting of one common share of the Company, or, at Jelco’s option, one pre-funded warrant in lieu of such common share, and one warrant to purchase one common share at an exercise price of $0.70) at a price of $0.70 per Unit in exchange for the settlement of principal under the Second Jelco Loan in an amount of $3,000 (i.e., an amount equal to the aggregate purchase price of the units) (Note 6). The issuance of shares to Jelco and associated reduction in debt balance took place on May 6, 2021 (Note 6). The 4,285,714 warrants were issued on May 6, 2021 and expire in May 2026. On May 12, 2021, Jelco exercised 7,986,913 warrants to purchase 7,986,913 common shares at an exercise price of $0.70. The Company received the funds of $5,591 on May 14, 2021 and the shares were issued to Jelco on May 19, 2021.

During the six-month period ended June 30, 2021, 32,163,715 shares were issued from Class E warrants’ exercises, for proceeds of $22,515. 8,732,713 Class E warrants remain outstanding.

All warrants are classified in equity, according to the Company’s significant accounting policy.

As of June 30, 2021, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	47,916
Class B	415,845
Class D	273,046
Class E	8,732,713
Jelco Warrants	4,285,714
Representative Warrants	123,406
Total	13,878,640

The Class A Warrants and Class B Warrants are listed on the Nasdaq Capital Market under the symbols “SHIPW” and “SHIPZ”, respectively.